Deposits - Schedule of Deposit Current and Non Current (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Current assets
Term deposits held against bank guarantees	$ 3,705	$ 3,796
Supplier deposits	21,881	11,879
Total current deposits	$ 25,586	$ 15,675